Related Party Transactions - Summary of Significant Related Party Transactions (Detail) - 12 months ended Dec. 31, 2023 $ in Thousands, $ in Thousands	TWD ($)	USD ($)
Disclosure of transactions between related parties [Line Items]
Payable to equipment suppliers	$ 58,549	$ 1,912
Unimos Shanghai [member]
Disclosure of transactions between related parties [Line Items]
Relationship	Associate
JMC ELECTRONICS CO., LTD. [member]
Disclosure of transactions between related parties [Line Items]
Relationship	Associate
Daypower Energy [member]
Disclosure of transactions between related parties [Line Items]
Relationship	Associate
Payable to equipment suppliers	$ 58,549
Siliconware Precision Industries Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Relationship	Entity that has significant influence over the Company
Acquisition of property, plant and equipment	$ 35,261